Deposits - Summary of Maturity Schedule for Term Deposits (Parenthetical) (Detail) $ in Millions	Jul. 31, 2025 CAD ($)
Disclosure Of Deposits [line Items]
Deposits payable on a fixed date	$ 478,329	[1],[2]
Foreign countries [member] | Bottom of range [member]
Disclosure Of Deposits [line Items]
Deposits payable on a fixed date	$ 100,000

[1]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[2]	Deposits denominated in U.S. dollars amount to $284,432 (April 30, 2025 – $293,366 ; October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $19,406 (April 30, 2025 – $20,184; October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $35,379 (April 30, 2025 – $33,975; October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $116,535 (April 30, 2025 – $114,253; October 31, 2024 – $109,683).